Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories
Crude oil	$ 1,923	$ 2,015
Refined products	2,133	1,984
Materials, supplies and merchandise	1,065	1,042
Total inventories	5,121	5,041
Crude oil held for trading purpose	303	336
Product inventory expensed	$ 36,100	$ 37,100